Accounts and Transactions with Related Parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Petroleos delta, S. A. [member] | Purchase of jet fuel [member]
Disclosure of transactions between related parties [line items]
Related party	$ 376,765	$ 398,733	$ 290,172
ASSA compania de seguros, S. A. [member] | Insurance [member]
Disclosure of transactions between related parties [line items]
Related party	11,215	9,735	8,527
Desarrollo inmobiliario del este, S. A. [member] | Property leasing [member]
Disclosure of transactions between related parties [line items]
Related party	4,017	3,838	3,625
Profuturo administradora de fondos de pension y cesantia [member] | Payments [member]
Disclosure of transactions between related parties [line items]
Related party	5,145	4,716	2,386
Motta International [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	1,854	1,585	1,632
Cable Onda, S. A. [member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	1,396	1,687	1,448
GBM International, Inc. [member] | Technological support [member]
Disclosure of transactions between related parties [line items]
Related party	240	231	273
Galindo, arias and lopez [member] | Legal services [member]
Disclosure of transactions between related parties [line items]
Related party	309	490	373
Global Brands Panama, S. A. [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	108	55	79
Panama air cargo terminal [member] | Handling [member]
Disclosure of transactions between related parties [line items]
Related party	3,522	5,849	4,869
Banco general, S. A. [member] | Interest income [member]
Disclosure of transactions between related parties [line items]
Related party	$ (4,181)	$ (3,781)	$ (2,986)